Analysis of cash and cash equivalents (Details) £ in Millions, € in Billions	12 Months Ended
	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)
Analysis of cash and cash equivalents
Cash							£ 88,897		£ 98,337	£ 88,414
Cash equivalents							20,039		24,268	10,156
Cash and cash equivalents at beginning of year	£ 108,936	£ 122,605	£ 98,570
Net increase/(decrease) in cash and cash equivalents	(8,348)	(13,669)	24,035
Cash and cash equivalents at end of year	100,588	108,936	122,605
Cash and balances at central banks					£ 77,858		88,897		98,337
Treasury bills and debt securities					1,064		83		427
Net loans to banks					21,666		19,956		23,841
Total cash and cash equivalents	£ 100,588	£ 108,936	£ 122,605		100,588		108,936		122,605	£ 98,570
Cash collateral posted with bank counterparties					7,570		7,302		6,683
Bank of England
Cash
Mandatory reserve deposits at central banks					£ 1,000		£ 900		£ 600
De Nederlandsche Bank
Cash
Mandatory reserve deposits at central banks | €				€ 0.1		€ 0.1		€ 0.1